Revenues (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Segment Revenues [Abstract]
Total consolidated revenue		$ 1,908,646	$ 1,753,576	$ 1,218,647
PEMEX [Member]
Operating Segment Revenues [Abstract]
Percentage of revenue		50.00%	28.00%	38.00%
CFE Energia [Member]
Operating Segment Revenues [Abstract]
Percentage of revenue		21.00%	14.00%	13.00%
Grupo Celanese [Member]
Operating Segment Revenues [Abstract]
Percentage of revenue		3.00%	11.00%	6.00%
Remaining Customers [Member] | Maximum [Member]
Operating Segment Revenues [Abstract]
Percentage of revenue		2.00%	4.00%	4.00%
Maritime [Member] | Offshore Vessels [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		$ 900,369	$ 803,027	$ 462,801
Maritime [Member] | Parcel Tankers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		108,785	193,943	246,291
Maritime [Member] | Fuel Oil Transportation [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		399,934	264,742	57,220
Maritime [Member] | Shipping Agencies [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		949	1,497	29,217
Maritime [Member] | Commercialization of Hydrocarbons [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		11,921	19,785	0
Maritime [Member] | Bulk Carrier [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		18,989	0	0
Maritime Infrastructure [Member] | Shipyard [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		327,816	262,220	200,496
Logistics, Ports and Terminals [Member] | Intermodal Terminal [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		50,971	39,876	37,991
Logistics, Ports and Terminals [Member] | Repair of Containers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		4,310	3,471	21,008
Logistics, Ports and Terminals [Member] | Automotive Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		21,308	12,389	8,036
Logistics, Ports and Terminals [Member] | Port Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		6,490	6,206	6,080
Warehousing and Other Businesses [Member] | Warehousing [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	[1]	$ 56,804	$ 146,420	$ 149,507

[1]	Revenue obtained up to September 30, 2025. Effective from October 1, 2025, The Company stopped consolidating this segment due to the loss of control of subsidiaries (see Note 1).